LEASE OBLIGATIONS - Lease expenses recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASE OBLIGATIONS
Interest on lease liabilities	$ 529	$ 160
Variable lease payments not included in the measurement of lease liabilities	21,514	18,396
Expenses relating to short-term leases	3,253	952
Expenses relating to leases of low-value assets, excluding short-term leases	49	64
Lease expenses recognized	$ 25,345	$ 19,572